Cover	May 30, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-40685
Entity Registrant Name	METALS ACQUISITION CORP
Entity Central Index Key	0001853021
Entity Tax Identification Number	98-1589041
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Century House, Ground Floor
Entity Address, Address Line Two	Cricket Square, P.O. Box 2238
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1107
City Area Code	817
Local Phone Number	698-9901
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary shares, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	MTAL.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	MTAL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	MTAL WS
Security Exchange Name	NYSE